BP p.l.c. ADRhedged™
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks
— 96.1%
Energy — 96.1%
BP p.l.c., ADR
(Cost $1,614,600) ........................................................................................................ 45,371 $ 2,132,437
Short-Term Investment
— 3.8%
Money Market Funds — 3.8%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.53%
(a)
(Cost $85,107) ........................................................................................................... 85,107 85,107
Total Investments — 99.9%
(Cost $ 1,699,707 ) 2,217,544
Assets in excess of Other Liabilities,
Net — 0.1% 1,597
Net Assets — 100% $ 2,219,141
_______________
(a) Reflects the 7-day yield at March 31, 2026.
ADR: American Depositary Receipt
PLC: Public Limited Company
At March 31, 2026, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/26 USD 2,116,088 GBP 1,604,702 $ 39 $ —
CIBC 04/01/26 GBP 1,604,702 USD 2,117,918 1,791 —
CIBC 04/02/26 GBP 1,629,176 USD 2,148,317 — (85)
Total Unrealized Appreciation/(Depreciation) $ 1,830
$ (85)
* The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling